United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:    Lord Abbett Tax-Free Income Fund, Inc.
                                        767 Fifth Avenue
                                        New York, New York 10153


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.       Investment Company Act File Number:811-3942

         Securities Act File Number:        2-88912

4(a). Last day of fiscal year for which this Form is filed: September 30, 1998
4(b).    ____     Check box if this Form is being filed late (i.e., more than
90 calendar days after the end ofthe issuer's fiscal year).See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ____ Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

     (i) Aggregate sales price of securities sold during the fiscal year pursuant to section 24(f): $ 128,839,927

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 247,540,549

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
previously used  to   reduce   registration   fees   payable   to  the
Commission:   $  0


     (iv)  Total  available  redemption  credits  [add  Items  5(ii) and 5(iii):
  -$247,540,549

     (v) Net sales - if Item 5(i) is  greater  than Item 5(iv)  [subtract
Item 5(iv)from Item 5(i)]: $ 0

     (vi) Redemption credits availed for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(118,700,622)

     (vii)    Multiplier for determining registration fee
              (See Instruction C.9): x  .000278

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] enter "0" if no fee is due): =$ 0

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$ 0

8. Total of the amount of the registration  fee due plus any  interest due
[line 5(viii) plus line 7]:   =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Deliver:
                           ____     Wire Transfer
                           ____     Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Thomas F. Konop
                           Thomas F. Konop, Vice President


Date: December 23, 1998

*Please print the name and title of the signing officer below the signature